Quarterly Holdings Report
for
Fidelity® Large Cap Growth Enhanced Index Fund
May 31, 2023
GEI-NPRT3-0723
1.850083.116
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Entertainment - 0.4%
Electronic Arts, Inc.	65,900	8,435,200
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A (a)	571,063	70,166,511
Class C (a)	543,191	67,013,474
Meta Platforms, Inc. Class A (a)	63,902	16,916,137
		154,096,122
TOTAL COMMUNICATION SERVICES		162,531,322
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 3.0%
Tesla, Inc. (a)	328,610	67,013,437
Broadline Retail - 5.8%
Amazon.com, Inc. (a)	953,436	114,965,313
eBay, Inc.	195,364	8,310,785
Etsy, Inc. (a)	123,562	10,014,700
		133,290,798
Distributors - 0.0%
Genuine Parts Co.	1,291	192,269
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	4,386	656,014
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	125,271	13,750,998
Booking Holdings, Inc. (a)	8,340	20,923,142
Chipotle Mexican Grill, Inc. (a)	1,417	2,942,386
Starbucks Corp.	143,703	14,031,161
Yum! Brands, Inc.	10,756	1,384,190
		53,031,877
Household Durables - 0.3%
NVR, Inc. (a)	1,162	6,454,004
Specialty Retail - 2.6%
AutoZone, Inc. (a)	5,083	12,132,308
Lowe's Companies, Inc.	39,687	7,982,246
Murphy U.S.A., Inc.	2,700	746,334
O'Reilly Automotive, Inc. (a)	4,848	4,379,247
The Home Depot, Inc.	26,448	7,496,686
TJX Companies, Inc.	229,619	17,632,443
Ulta Beauty, Inc. (a)	21,455	8,792,903
		59,162,167
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	33,580	3,770,362
NIKE, Inc. Class B	202,450	21,309,887
		25,080,249
TOTAL CONSUMER DISCRETIONARY		344,880,815
CONSUMER STAPLES - 4.4%
Beverages - 1.9%
PepsiCo, Inc.	85,278	15,550,443
The Coca-Cola Co.	481,277	28,712,986
		44,263,429
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	26,004	13,302,606
Food Products - 0.5%
Lamb Weston Holdings, Inc.	11,528	1,281,914
Mondelez International, Inc.	121,824	8,943,100
		10,225,014
Household Products - 1.4%
Colgate-Palmolive Co.	183,893	13,677,961
Kimberly-Clark Corp.	89,161	11,972,539
Procter & Gamble Co.	47,048	6,704,340
		32,354,840
TOTAL CONSUMER STAPLES		100,145,889
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc.	83,507	11,671,773
ConocoPhillips Co.	101,061	10,035,357
EOG Resources, Inc.	149,848	16,077,192
Occidental Petroleum Corp.	37,057	2,136,707
Pioneer Natural Resources Co.	3,321	662,340
Texas Pacific Land Corp. (b)	945	1,231,997
		41,815,366
FINANCIALS - 5.2%
Capital Markets - 1.3%
Charles Schwab Corp.	190,094	10,016,053
FactSet Research Systems, Inc.	16,065	6,183,258
LPL Financial	45,405	8,843,986
MSCI, Inc.	11,636	5,475,087
		30,518,384
Consumer Finance - 0.2%
American Express Co.	28,613	4,536,877
Financial Services - 3.6%
MasterCard, Inc. Class A	119,130	43,484,833
PayPal Holdings, Inc. (a)	167,676	10,394,235
Visa, Inc. Class A	129,364	28,593,325
		82,472,393
Insurance - 0.1%
Kinsale Capital Group, Inc.	6,512	1,973,006
TOTAL FINANCIALS		119,500,660
HEALTH CARE - 11.7%
Biotechnology - 3.0%
AbbVie, Inc.	120,113	16,570,789
Amgen, Inc.	55,838	12,320,655
Exelixis, Inc. (a)	67,978	1,310,616
Gilead Sciences, Inc.	127,357	9,798,848
Incyte Corp. (a)	56,102	3,453,078
Regeneron Pharmaceuticals, Inc. (a)	3,836	2,821,608
Sarepta Therapeutics, Inc. (a)	45,616	5,638,138
Seagen, Inc. (a)	2,022	395,705
United Therapeutics Corp. (a)	40,806	8,558,650
Vertex Pharmaceuticals, Inc. (a)	14,958	4,839,960
Vir Biotechnology, Inc. (a)	65,079	1,735,657
		67,443,704
Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	20,186	1,700,267
Hologic, Inc. (a)	5,144	405,810
IDEXX Laboratories, Inc. (a)	2,952	1,372,001
Inspire Medical Systems, Inc. (a)	39,096	11,435,189
Intuitive Surgical, Inc. (a)	751	231,188
Lantheus Holdings, Inc. (a)	109,090	9,446,103
Shockwave Medical, Inc. (a)	8,034	2,210,073
		26,800,631
Health Care Providers & Services - 3.7%
Cigna Group	3,604	891,666
Elevance Health, Inc.	30,009	13,438,630
Humana, Inc.	31,265	15,690,966
McKesson Corp.	3,526	1,378,102
UnitedHealth Group, Inc.	111,313	54,236,146
		85,635,510
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (a)	3,349	4,426,943
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	142,213	9,164,206
Eli Lilly & Co.	82,860	35,585,056
Johnson & Johnson	60,681	9,409,196
Merck & Co., Inc.	167,995	18,548,328
Pfizer, Inc.	258,555	9,830,261
		82,537,047
TOTAL HEALTH CARE		266,843,835
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	64,376	12,418,774
L3Harris Technologies, Inc.	24,905	4,381,288
Lockheed Martin Corp.	45,425	20,169,154
TransDigm Group, Inc.	667	516,025
		37,485,241
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	5,154	860,718
Building Products - 0.1%
Allegion PLC	24,291	2,544,239
Commercial Services & Supplies - 0.7%
Cintas Corp.	9,085	4,289,392
Republic Services, Inc.	77,519	10,979,016
		15,268,408
Construction & Engineering - 0.0%
Valmont Industries, Inc.	2,964	777,368
Electrical Equipment - 0.2%
Atkore, Inc. (a)	40,008	4,671,734
Ground Transportation - 1.5%
CSX Corp.	372,997	11,439,818
Norfolk Southern Corp.	38,164	7,944,982
Uber Technologies, Inc. (a)	56,448	2,141,073
Union Pacific Corp.	68,284	13,146,036
		34,671,909
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	5,205	997,278
Machinery - 1.1%
Caterpillar, Inc.	67,188	13,823,931
Illinois Tool Works, Inc.	5,393	1,179,611
Otis Worldwide Corp.	131,315	10,440,856
		25,444,398
Professional Services - 0.0%
Leidos Holdings, Inc.	4,267	333,082
Trading Companies & Distributors - 0.9%
Fastenal Co.	258,047	13,895,831
W.W. Grainger, Inc.	10,109	6,560,943
		20,456,774
TOTAL INDUSTRIALS		143,511,149
INFORMATION TECHNOLOGY - 45.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	49,106	8,168,292
Cisco Systems, Inc.	210,721	10,466,512
		18,634,804
Electronic Equipment, Instruments & Components - 0.2%
Keysight Technologies, Inc. (a)	34,661	5,608,150
IT Services - 1.4%
Accenture PLC Class A	31,464	9,625,467
Gartner, Inc. (a)	43,640	14,962,410
GoDaddy, Inc. (a)	47,001	3,448,933
Squarespace, Inc. Class A (a)	1,409	41,411
VeriSign, Inc. (a)	10,959	2,447,364
Wix.com Ltd. (a)	6,840	521,345
		31,046,930
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	40,058	4,735,256
Applied Materials, Inc.	40,700	5,425,310
Broadcom, Inc.	58,814	47,519,359
Enphase Energy, Inc. (a)	79,400	13,806,072
KLA Corp.	30,121	13,343,302
Lattice Semiconductor Corp. (a)	149,041	12,118,524
Monolithic Power Systems, Inc.	1,459	714,779
NVIDIA Corp.	267,860	101,342,152
NXP Semiconductors NV	1,290	231,039
Qualcomm, Inc.	204,739	23,219,450
Texas Instruments, Inc.	8,921	1,551,183
		224,006,426
Software - 18.9%
Adobe, Inc. (a)	78,150	32,650,289
Cadence Design Systems, Inc. (a)	79,930	18,456,636
Dropbox, Inc. Class A (a)	385,419	8,872,345
Fair Isaac Corp. (a)	11,772	9,272,451
Fortinet, Inc. (a)	25,840	1,765,647
Intuit, Inc.	4,566	1,913,702
Manhattan Associates, Inc. (a)	31,750	5,760,085
Microsoft Corp.	810,827	266,267,479
New Relic, Inc. (a)	35,488	2,500,130
Oracle Corp.	2,012	213,151
Palo Alto Networks, Inc. (a)	86,930	18,549,993
Salesforce, Inc. (a)	60,713	13,562,070
ServiceNow, Inc. (a)	458	249,509
Synopsys, Inc. (a)	43,511	19,795,765
Teradata Corp. (a)	113,484	5,317,860
Workday, Inc. Class A (a)	80,697	17,106,957
Zoom Video Communications, Inc. Class A (a)	141,763	9,516,550
		431,770,619
Technology Hardware, Storage & Peripherals - 13.9%
Apple, Inc.	1,711,649	303,389,781
NetApp, Inc.	55,940	3,711,619
Pure Storage, Inc. Class A (a)	386,176	11,118,007
		318,219,407
TOTAL INFORMATION TECHNOLOGY		1,029,286,336
MATERIALS - 1.2%
Chemicals - 0.8%
CF Industries Holdings, Inc.	186,394	11,465,095
Ecolab, Inc.	22,658	3,739,703
Linde PLC	8,980	3,175,867
The Chemours Co. LLC	25,567	677,270
		19,057,935
Containers & Packaging - 0.1%
Sealed Air Corp.	68,372	2,587,880
Metals & Mining - 0.3%
Nucor Corp.	47,284	6,244,325
TOTAL MATERIALS		27,890,140
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	45,491	12,887,600
Ryman Hospitality Properties, Inc.	7,333	672,656
SBA Communications Corp. Class A	1,355	300,512
		13,860,768
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	33,506	962,627
TOTAL COMMON STOCKS (Cost $1,516,332,256)		2,251,228,907

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	46,971,599	46,980,994
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	133,287	133,300
TOTAL MONEY MARKET FUNDS (Cost $47,114,294)		47,114,294

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,563,446,550)	2,298,343,201
NET OTHER ASSETS (LIABILITIES) - (0.5)% (e)	(11,944,348)
NET ASSETS - 100.0%	2,286,398,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	99	Jun 2023	20,742,975	1,186,523	1,186,523

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $2,430,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	33,751,495	588,415,692	575,186,193	1,376,892	-	-	46,980,994	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	831,850	69,044,296	69,742,846	2,648	-	-	133,300	0.0%
Total	34,583,345	657,459,988	644,929,039	1,379,540	-	-	47,114,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.